ADVANCES FROM CUSTOMERS	12 Months Ended
Dec. 31, 2025
Advances From Customers
ADVANCES FROM CUSTOMERS

18.	ADVANCES FROM CUSTOMERS

Advances from customers classified as current and non-current liabilities are comprised as follows. Until the previous reporting period, this information was disclosed in the ‘Other payables’ note:

		Consolidated
	12/31/2025	12/31/2024
Iron ore	11,597,794	11,625,627
Others	1,776,909	2,143,962
	13,374,703	13,769,589

Classified:
Current	4,347,937	3,648,639
Non-current	9,026,766	10,120,950
	13,374,703	13,769,589

Iron Ore: refers to iron ore supply contracts with important international players executed by the Company.

Advances were made as follows:

(i)	Contracts entered by subsidiaries

Transaction Date	Amount	Volume	Term
06/28/2024	US$ 255 million	6,5 millions tons	4 years
09/25/2024	US$ 450 million	9,7 millions tons	4 years
09/27/2024	US$ 300 million	7,2 millions tons	4 years
12/17/2024	US$ 355 million	8,1 millions tons	5 years
06/30/2025	US$ 241 million	5,9 millions tons	4 years
08/29/2025	US$ 300 million	7,2 millions tons	4 years

(ii)	Intercompany agreements entered by and between subsidiaries

Transaction Date	Amount	Volume	Term
11/03/2025	US$ 367 million	7,9 millions tons	4 years
12/03/2025	US$ 405 million	9,7 millions tons	3 years
12/03/2025	US$ 150 million	3,2 millions tons	4 years
12/03/2025	US$ 158 million	3,8 millions tons	4 years
12/03/2025	US$ 300 million	7,2 millions tons	5 years
12/26/2025	US$ 241 million	5,9 millions tons	4 years

Accounting Policy

The Company recognizes as advances from customers the advance receipts from customers, until the contractual criteria for revenue recognition and amortization of the amounts received are met.

In addition, the Company recognizes as customer advances the payments received in excess due to adjustments by the Platts index quotation that determines the price practiced in iron ore sales contracts.